UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (97.1%)(a)
			Shares	Value

Aerospace and defense (2.3%)

L3 Technologies, Inc.			1,397	$263,237

Northrop Grumman Corp.			1,244	357,924

Raytheon Co.			2,648	494,064

				1,115,225
Airlines (0.5%)

American Airlines Group, Inc.(S)			5,210	247,423

				247,423
Banks (4.8%)

Bank of America Corp.			39,380	997,889

Citigroup, Inc.			10,987	799,194

JPMorgan Chase & Co.			5,619	536,671

				2,333,754
Beverages (2.2%)

Constellation Brands, Inc. Class A			1,818	362,600

Molson Coors Brewing Co. Class B			2,097	171,199

PepsiCo, Inc.			5,073	565,284

				1,099,083
Biotechnology (4.6%)

Amgen, Inc.			2,405	448,412

Biogen, Inc.(NON)			1,078	337,543

Bioverativ, Inc.(NON)			2,308	131,718

Calyxt, Inc.(NON)(S)			1,954	47,853

Celgene Corp.(NON)			2,316	337,719

Clovis Oncology, Inc.(NON)			1,347	110,993

Gilead Sciences, Inc.			5,134	415,957

Regeneron Pharmaceuticals, Inc.(NON)			328	146,655

Vertex Pharmaceuticals, Inc.(NON)			1,841	279,906

				2,256,756
Building products (1.1%)

Fortune Brands Home & Security, Inc.			3,233	217,355

Johnson Controls International PLC			8,308	334,729

				552,084
Capital markets (4.7%)

BlackRock, Inc.			798	356,778

Charles Schwab Corp. (The)			3,628	158,689

E*Trade Financial Corp.(NON)			3,750	163,538

Goldman Sachs Group, Inc. (The)			1,785	423,384

Hamilton Lane, Inc. Class A(S)			6,878	184,674

Intercontinental Exchange, Inc.			3,924	269,579

Invesco, Ltd.			8,504	297,980

Investment Technology Group, Inc.			8,895	196,935

KKR & Co. LP			11,881	241,541

				2,293,098
Chemicals (3.2%)

Albemarle Corp.			1,443	196,695

CF Industries Holdings, Inc.			5,106	179,527

DowDuPont, Inc.			7,169	496,310

Evonik Industries AG (Germany)			1,903	67,970

Sherwin-Williams Co. (The)			1,084	388,115

W.R. Grace & Co.			3,555	256,493

				1,585,110
Commercial services and supplies (0.4%)

Waste Connections, Inc. (Canada)			2,724	190,571

				190,571
Consumer finance (0.3%)

Oportun Financial Corp. (acquired 6/23/15, cost $24,222) (Private)(F)(RES)(NON)			8,499	20,519

Synchrony Financial			3,724	115,630

				136,149
Containers and packaging (0.1%)

Sealed Air Corp.			1,505	64,294

				64,294
Diversified telecommunication services (1.1%)

AT&T, Inc.			11,549	452,374

Verizon Communications, Inc.			2,778	137,483

				589,857
Electric utilities (2.4%)

American Electric Power Co., Inc.			2,969	208,543

Edison International			1,434	110,662

Exelon Corp.			5,292	199,350

NextEra Energy, Inc.			1,775	260,126

PG&E Corp.			2,847	193,852

Southern Co. (The)			3,922	192,727

				1,165,260
Electrical equipment (0.6%)

Rockwell Automation, Inc.			1,517	270,345

				270,345
Energy equipment and services (0.7%)

Halliburton Co.			4,817	221,727

Select Energy Services, Inc. Class A(NON)			7,239	115,245

				336,972
Equity real estate investment trusts (REITs) (0.9%)

American Tower Corp.			1,789	244,521

Gaming and Leisure Properties, Inc.			4,913	181,241

				425,762
Food and staples retail (1.8%)

Costco Wholesale Corp.			1,837	301,801

CVS Health Corp.			2,311	187,931

Kroger Co. (The)			10,445	209,527

Wal-Mart Stores, Inc.			2,616	204,414

				903,673
Food products (3.5%)

Blue Buffalo Pet Products, Inc.(NON)(S)			7,747	219,627

Kraft Heinz Co. (The)			7,454	578,058

McCormick & Co., Inc. (non-voting shares)			3,823	392,393

Mondelez International, Inc. Class A			7,655	311,252

Pinnacle Foods, Inc.			3,657	209,071

				1,710,401
Health-care equipment and supplies (3.8%)

Becton Dickinson and Co.(S)			2,500	489,875

Boston Scientific Corp.(NON)			11,798	344,148

Danaher Corp.			5,431	465,871

DENTSPLY Sirona, Inc.			5,193	310,593

Intuitive Surgical, Inc.(NON)			217	226,956

				1,837,443
Health-care providers and services (1.8%)

Aetna, Inc.			1,244	197,808

McKesson Corp.			998	153,303

UnitedHealth Group, Inc.			2,596	508,427

				859,538
Hotels, restaurants, and leisure (2.0%)

Chipotle Mexican Grill, Inc.(NON)			256	78,804

Hilton Worldwide Holdings, Inc.			4,463	309,955

Restaurant Brands International, Inc. (Canada)			2,537	162,064

Wynn Resorts, Ltd.			1,577	234,847

Yum China Holdings, Inc. (China)(NON)			5,004	200,010

				985,680
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.			5,273	134,936

				134,936
Industrial conglomerates (0.6%)

Roper Technologies, Inc.			527	128,272

Siemens AG (Germany)			1,328	187,092

				315,364
Insurance (3.5%)

American International Group, Inc.			5,346	328,191

Assured Guaranty, Ltd.			7,865	296,904

Chubb, Ltd.			3,359	478,825

MBIA, Inc.(NON)			15,589	135,624

MetLife, Inc.			3,059	158,915

Prudential PLC (United Kingdom)			13,446	321,885

				1,720,344
Internet and direct marketing retail (3.3%)

Amazon.com, Inc.(NON)			1,085	1,043,065

Expedia, Inc.			1,548	222,819

Priceline Group, Inc. (The)(NON)			191	349,687

				1,615,571
Internet software and services (6.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			1,754	302,933

Alphabet, Inc. Class A(NON)			1,490	1,450,843

Delivery Hero Holding GmbH (acquired 6/12/15, cost $30,808) (Private) (Germany)(F)(RES)(NON)			1,200	42,761

Facebook, Inc. Class A(NON)			5,748	982,161

GoDaddy, Inc. Class A(NON)			2,478	107,818

Instructure, Inc.(NON)			2,975	98,621

Tencent Holdings, Ltd. (China)			5,250	226,969

				3,212,106
IT Services (3.0%)

DXC Technology Co.			3,829	328,835

Fidelity National Information Services, Inc.			1,991	185,939

MasterCard, Inc. Class A			2,103	296,944

Total System Services, Inc.			1,229	80,500

Visa, Inc. Class A			5,271	554,720

				1,446,938
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.			2,850	182,970

				182,970
Machinery (3.5%)

Caterpillar, Inc.			3,047	379,991

Cummins, Inc.			1,676	281,618

Dover Corp.			2,962	270,697

Fortive Corp.			4,804	340,075

KION Group AG (Germany)			2,544	243,457

Komatsu, Ltd. (Japan)			6,700	190,835

				1,706,673
Media (3.0%)

Charter Communications, Inc. Class A(NON)			1,173	426,292

Comcast Corp. Class A			15,284	588,128

DISH Network Corp. Class A(NON)			2,126	115,293

Live Nation Entertainment, Inc.(NON)			4,726	205,817

Walt Disney Co. (The)			1,370	135,041

				1,470,571
Metals and mining (0.6%)

Alcoa Corp.(NON)			4,320	201,398

Iluka Resources, Ltd. (Australia)			12,638	94,513

				295,911
Multi-utilities (0.3%)

Ameren Corp.			2,253	130,314

				130,314
Oil, gas, and consumable fuels (5.3%)

Anadarko Petroleum Corp.			3,070	149,970

Cenovus Energy, Inc. (Canada)			18,928	189,773

Cheniere Energy, Inc.(NON)			3,250	146,380

ConocoPhillips			6,474	324,024

EnCana Corp. (Canada)			6,671	78,539

ENI SpA (Italy)			5,885	97,377

EOG Resources, Inc.			2,870	277,644

EQT Corp.			1,644	107,255

Exxon Mobil Corp.			1,825	149,614

Marathon Oil Corp.			4,054	54,972

Noble Energy, Inc.			4,252	120,587

Pioneer Natural Resources Co.			1,904	280,916

Plains All American Pipeline LP			2,565	54,352

Seven Generations Energy, Ltd. Class A (Canada)(NON)			4,562	72,173

Suncor Energy, Inc. (Canada)			6,707	235,061

Total SA (France)			5,035	270,437

				2,609,074
Personal products (0.2%)

Edgewell Personal Care Co.(NON)			1,536	111,775

				111,775
Pharmaceuticals (3.5%)

Bristol-Myers Squibb Co.			1,300	82,862

Jazz Pharmaceuticals PLC(NON)			2,672	390,780

Johnson & Johnson			6,387	830,374

Merck & Co., Inc.			4,168	266,877

Pfizer, Inc.			4,487	160,186

				1,731,079
Professional services (0.2%)

IHS Markit, Ltd. (United Kingdom)(NON)			2,199	96,932

				96,932
Road and rail (0.7%)

Norfolk Southern Corp.			2,475	327,294

				327,294
Semiconductors and semiconductor equipment (4.3%)

Applied Materials, Inc.			6,714	349,732

Broadcom, Ltd.			2,053	497,935

Cavium, Inc.(NON)(S)			5,074	334,580

NXP Semiconductor NV(NON)			1,215	137,404

Qorvo, Inc.(NON)			4,965	350,926

Texas Instruments, Inc.			4,608	413,061

				2,083,638
Software (7.1%)

Activision Blizzard, Inc.			6,263	404,026

Adobe Systems, Inc.(NON)			1,872	279,265

Everbridge, Inc.(NON)			4,353	115,006

Micro Focus International PLC ADR (United Kingdom)(NON)			6,463	206,170

Microsoft Corp.			19,196	1,429,910

NCSoft Corp. (South Korea)			930	378,307

Oracle Corp.			6,010	290,584

RealPage, Inc.(NON)			6,724	268,288

salesforce.com, Inc.(NON)			1,135	106,032

				3,477,588
Specialty retail (2.9%)

Home Depot, Inc. (The)			5,384	880,607

L Brands, Inc.			2,220	92,374

O'Reilly Automotive, Inc.(NON)			812	174,880

TJX Cos., Inc. (The)			3,493	257,539

				1,405,400
Technology hardware, storage, and peripherals (3.2%)

Apple, Inc.			10,055	1,549,670

				1,549,670
Textiles, apparel, and luxury goods (0.6%)

Hanesbrands, Inc.(S)			6,340	156,218

NIKE, Inc. Class B			3,031	157,157

				313,375
Tobacco (0.9%)

Philip Morris International, Inc.			3,997	443,707

				443,707
Water utilities (0.2%)

American Water Works Co., Inc.			1,203	97,335

				97,335
Wireless telecommunication services (0.1%)

T-Mobile US, Inc.(NON)			1,038	64,003

				64,003

Total common stocks (cost $40,536,551)				$47,501,046

INVESTMENT COMPANIES (0.9%)(a)
			Shares	Value

SPDR S&P Regional Banking ETF(S)			7,847	$445,396

Total investment companies (cost $441,504)				$445,396

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $66) (Private)(F)(RES)(NON)			23	$56

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,266) (Private)(F)(RES)(NON)			402	1,073

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,973) (Private)(F)(RES)(NON)			584	2,518

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,311) (Private)(F)(RES)(NON)			847	3,652

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,416) (Private)(F)(RES)(NON)			440	2,046

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $7,296) (Private)(F)(RES)(NON)			950	6,181

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,463) (Private)(F)(RES)(NON)			7,180	17,335

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $25,875) (Private)(F)(RES)(NON)			9,079	21,920

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $39,489) (Private)(F)(RES)(NON)			13,869	33,452

Total convertible preferred stocks (cost $104,155)				$88,233

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

General Electric Co. (Call)	Dec-17/$27.00	$305,200	$12,622	$1,118

Barclays Bank PLC

General Electric Co. (Call)	Dec-17/26.00	340,890	14,098	2,973

Total purchased options outstanding (cost $8,217)				$4,091

SHORT-TERM INVESTMENTS (6.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)		Shares	2,145,750	$2,145,750

Putnam Short Term Investment Fund 1.17%(AFF)		Shares	1,047,753	1,047,753

U.S. Treasury Bills 1.066%, 2/1/18(SEG)			$16,000	15,942

U.S. Treasury Bills 1.043%, 12/7/17(SEG)			38,000	37,931

Total short-term investments (cost $3,247,373)				$3,247,376

TOTAL INVESTMENTS

Total investments (cost $44,337,800)				$51,286,142

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $3,125,548) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/20/17	$47,416	$42,292	$(5,124)
	Canadian Dollar	Sell	10/18/17	150,368	139,055	(11,313)
Citibank, N.A.
	Canadian Dollar	Buy	10/18/17	150,368	144,813	5,555
	Canadian Dollar	Sell	10/18/17	150,368	150,524	156
	Euro	Sell	12/20/17	1,035,339	1,043,660	8,321
Goldman Sachs International
	Euro	Sell	12/20/17	2,255	529	(1,726)
	Japanese Yen	Sell	11/15/17	240,065	245,279	5,214
HSBC Bank USA, National Association
	Euro	Buy	12/20/17	110,395	111,438	(1,043)
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/20/17	472,005	457,927	(14,078)
	Canadian Dollar	Sell	10/18/17	763,064	734,840	(28,224)
	Norwegian Krone	Buy	12/20/17	1,270	1,301	(31)
State Street Bank and Trust Co.
	British Pound	Sell	12/20/17	54,534	52,857	(1,677)
	Israeli Shekel	Buy	10/18/17	1,019	1,033	(14)

Unrealized appreciation						19,246
Unrealized depreciation						(63,230)

Total						$(43,984)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	6	$755,808	$754,830	Dec-17	$5,030

Unrealized appreciation					5,030
Unrealized depreciation					—

Total					$5,030

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Goldman Sachs International
$1,094,259	$1,140,360		$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58% - Monthly	Russell 2000 Total Return Index - Monthly	$(45,883)

Upfront premium received			—			Unrealized appreciation	—
Upfront premium (paid)			—			Unrealized depreciation	(45,883)

		Total	$—			Total	$(45,883)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
OTC	Over-the-counter
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $48,919,011.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $151,513, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$469,250	$10,000,196	$8,323,696	$8,447	$2,145,750
	Putnam Short Term Investment Fund**	771,330	9,845,874	9,569,451	4,821	1,047,753

	Total Short-term investments	$1,240,580	$19,846,070	$17,893,147	$13,268	$3,193,503
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,145,750, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,117,951.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $53,867.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $102,593 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $102,781 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,790,597	$—	$—
Consumer staples	4,268,639	—	—
Energy	2,946,046	—	—
Financials	6,462,826	—	20,519
Health care	6,867,786	—	—
Industrials	4,631,076	190,835	—
Information technology	11,121,903	605,276	42,761
Materials	1,850,802	94,513	—
Real estate	425,762	—	—
Telecommunication services	653,860	—	—
Utilities	1,527,845	—	—
Total common stocks	46,547,142	890,624	63,280
Convertible preferred stocks	—	—	88,233
Investment companies	445,396	—	—
Purchased options outstanding	—	4,091	—
Short-term investments	1,047,753	2,199,623	—

Totals by level	$48,040,291	$3,094,338	$151,513

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(43,984)	$—
Futures contracts	5,030	—	—
Total return swap contracts	—	(45,883)	—

Totals by level	$5,030	$(89,867)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$19,246	$63,230
Equity contracts	9,121	45,883

Total	$28,367	$109,113

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$23,000
Futures contracts (number of contracts)		5
Forward currency contracts (contract amount)		$3,800,000
OTC total return swap contracts (notional)		$1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017